Fair Value Measurements - Schedule of Key Inputs (Details) - ELOC Purchase Agreement [Member]	Sep. 30, 2025	Dec. 31, 2024	Jun. 24, 2024
Risk-free interest rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	3.56	4.26	4.46
Expected term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	1.75	2.51	3
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	112.06	124	105.8
Stock price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.61	1.36	12.11